FORM D

1328091

05065048

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM D
NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC MAIL RECEIVED AUG 29 2005 WASH. D.C. 209 SECTION PROCESSING

OMB APPROVAL
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SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Private Placement of Common Shares of Beneficial Interest of Taberna Realty Finance Trust

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Taberna Realty Finance Trust

SEP 01 2005

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1818 Market Street, 28th Street, Philadelphia, Pennsylvania 19103	**(215) 861-7777**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) **Same as above**	Telephone Number (Including Area Code) **Same as above**

Brief Description of Business
Taberna Realty Finance Trust is a recently formed Maryland real estate investment trust ("REIT") that intends to elect to be taxed as a REIT. It will originate financing for REITs and other real estate operating companies and invest in real estate-related assets with the objective of generating attractive risk-adjusted returns and predictable cash distributions for its shareholders.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☐ other (please specify):
☒ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 3 Year 0 5 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) M D

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following*:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director or trustee of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director or Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cohen, Daniel G.

Business or Residence Address (Number and Street, City, State, Zip Code)
1818 Market Street, 28th Floor, Philadelphia, Pennsylvania 19103

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director or Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
McEntee, James J., III

Business or Residence Address (Number and Street, City, State, Zip Code)
1818 Market Street, 28th Floor, Philadelphia, Pennsylvania 19103

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director or Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kahn, Mitchell

Business or Residence Address (Number and Street, City, State, Zip Code)
1818 Market Street, 28th Floor, Philadelphia, Pennsylvania 19103

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director or Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Salmon, Jack E.

Business or Residence Address (Number and Street, City, State, Zip Code)
1818 Market Street, 28th Floor, Philadelphia, Pennsylvania 19103

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director or Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Licht, Raphael

Business or Residence Address (Number and Street, City, State, Zip Code)
1818 Market Street, 28th Floor, Philadelphia, Pennsylvania 19103

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director or Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Farnesi, Frank A.

Business or Residence Address (Number and Street, City, State, Zip Code)
1818 Market Street, 28th Floor, Philadelphia, Pennsylvania 19103

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director or Trustee ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Finkel, Karen

Business or Residence Address (Number and Street, City, State, Zip Code)
1818 Market Street, 28th Floor, Philadelphia, Pennsylvania 19103

* The information provided in this Section A is as of the close of the offering.

Check Box(es) that Apply: ☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director or Trustee	☐ General and/or Managing Partner
Full Name (Last name first, if individual) **Pelat, Annabelle E.**				
Business or Residence Address (Number and Street, City, State, Zip Code) **1818 Market Street, 28th Floor, Philadelphia, Pennsylvania 19103**				
Check Box(es) that Apply: ☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director or Trustee	☐ General and/or Managing Partner
Full Name (Last name first, if individual) **Quigley, John F., III**				
Business or Residence Address (Number and Street, City, State, Zip Code) **1818 Market Street, 28th Floor, Philadelphia, Pennsylvania 19103**				
Check Box(es) that Apply: ☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director or Trustee	☐ General and/or Managing Partner
Full Name (Last name first, if individual) **Reilly, Thomas J., Jr.**				
Business or Residence Address (Number and Street, City, State, Zip Code) **1818 Market Street, 28th Floor, Philadelphia, Pennsylvania 19103**				
Check Box(es) that Apply: ☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director or Trustee	☐ General and/or Managing Partner
Full Name (Last name first, if individual) **Stempel, Murray, III**				
Business or Residence Address (Number and Street, City, State, Zip Code) **1818 Market Street, 28th Floor, Philadelphia, Pennsylvania 19103**				
Check Box(es) that Apply: ☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☐ Director or Trustee	☐ General and/or Managing Partner
Full Name (Last name first, if individual) **Eton Park Capital Management, L.P.**				
Business or Residence Address (Number and Street, City, State, Zip Code) **825 Third Avenue, 8th Floor, New York, New York 10022**				

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ N/A	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Friedman, Billings, Ramsey & Co., Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

1001 Nineteenth Street North, 11th Floor, Arlington, Virginia 22209

Name of Associated Broker or Dealer

None

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

☒AL	☐AK	☐AZ	☐AR	☒CA	☒CO	☒CT	☐DE	☐DC	☒FL	☒GA	☒HI	☐ID
☒IL	☐IN	☐IA	☐KS	☐KY	☐LA	☐ME	☒MD	☒MA	☒MI	☒MN	☒MS	☒MO
☐MT	☐NE	☒NV	☐NH	☒NJ	☐NM	☒NY	☒NC	☐ND	☒OH	☐OK	☐OR	☒PA
☐RI	☒SC	☐SD	☒TN	☒TX	☒UT	☐VT	☒VA	☐WA	☐WV	☐WI	☐WY	☐PR

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$35,285,055.36	$35,285,055.36
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify ______________)	$ 0	$ 0
Total	$35,285,055.36	$35,285,055.36*

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchase
Accredited Investors	361	$35,285,055.36
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	361	$35,285,055.36

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	$ 0	$ 0
Regulation A	$ 0	$ 0
Rule 504	$ 0	$ 0
Total	$ 0	$ 0

* Total includes only equity securities offered pursuant to Regulation D, Rule 506 under Section 4(2) of the Securities Act of 1933, as amended. Pursuant to this private placement exemption, 2,870,396 common shares of beneficial interest were sold to accredited investors in the United States for $12.00 per share. 75,296 common shares of beneficial interest were sold to senior officers at Taberna Realty Finance Trust and certain other parties for $11.16.

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ 4,000**
Printing and Engraving Costs	☒	$ 50,000**
Legal Fees	☒	$ 650,000**
Accounting Fees	☒	$ 150,000**
Engineering Fees	☐	$ 0
Sales Commissions† (specify finders' fees separately)	☒	$16,282,499**
Other Expenses (identify) blue sky fees, road show expenses and other general expenses	☒	$ 310,000**
Total	☒	$17,446,499**

**The total offering size for 20,700,000 common shares of beneficial interest was $247,960,407. The expenses listed above represent the amounts paid for the total offering.

†Includes the expenses incurred in connection with the total offering (as expenses were not allocated to individual portions of the offering). The placement agent received a placement fee in the amount of 7.0% of gross proceeds from the sale of common shares of Taberna Realty Finance Trust issued pursuant to Rule 506, Regulation D (other than for 75,296 shares sold to senior officers of Taberna Realty Finance Trust and certain other parties).

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $17,838,556.36

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

		Payments to Officers, Directors or Trustees & Affiliates		Payments to Others
Salaries and fees	☐	$ 0	☐	$ 0
Purchase of real estate	☐	$ 0	☐	$ 0
Purchase, rental or leasing and installation of machinery and equipment	☐	$ 0	☐	$ 0
Construction or leasing of plant buildings and facilities	☐	$ 0	☐	$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$ 0	☐	$ 0
Repayment of indebtedness	☐	$ 0	☐	$ 0
Working capital	☐	$ 0	☒	$ 230,513,908
Other (specify):	☐	$ 0	☐	$ 0
Column Totals	☐	$ 0	☐	$ 0
Total Payments Listed (column totals added)			☐	$230,513,908***

***The expenses listed above represent the amount of adjusted gross proceeds used or proposed to be used in connection with the total offering. The total offering size was $247,960,407. When total expenses in connection with the issuance and distribution of the securities in this offering (Part C—Question 4.a.) are subtracted from that number, the result is equal to the Total Payments Listed (Part C—Question 5).

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Taberna Realty Finance Trust	[signature]	**August 23, 2005**

Name of Signer (Print or Type)	Title of Signer (Print or Type)
Jack E. Salmon	**Executive Vice President, Chief Financial Officer & Treasurer**

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?

	Yes	No
	☐	☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Taberna Realty Finance Trust	[signature]	**August 23, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Jack E. Salmon	**Executive Vice President, Chief Financial Officer & Treasurer**	

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL		X	Common shares; $45,720.00	3	$45,720.00				X
AK									
AZ									
AR									
CA		X	Common shares; $7,307,640.00	18	$7,307,640.00				X
CO		X	Common shares; $47,400.00	2	$47,400.00				X
CT		X	Common shares; $1,145,868.00	6	$1,145,868.00				X
DE									
DC									
FL		X	Common shares; $66,120.00	7	$66,120.00				X
GA		X	Common shares; $132,000.00	4	$132,000.00				X
HI		X	Common shares; $7,440.00	1	$7,440.00				X
ID									
IL		X	Common shares; $270,399.36	8	$270,399.36[(1)]				X
IN									
IA									
KS									
KY									
LA									
ME									
MD		X	Common shares; $147,600.00	2	$147,600.00				X
MA		X	Common shares; $2,400,000.00	3	$2,400,000.00				X
MI		X	Common shares; $13,080.00	1	$13,080.00				X
MN		X	Common shares; $24,960.00	3	$24,960.00				X
MS		X	Common shares; $33,840.00	4	$33,840.00				X
MO		X	Common shares; $33,600.00	1	$33,600.00				X

(1) 896 shares of beneficial interest were sold to a certain party at $11.16 for a total of $9,999.36.

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV		X	Common shares; $9,360.00	1	$9,360.00				X
NH									
NJ		X	Common shares; $3,165,672.00	3	$3,165,672.00				X
NM									
NY		X	Common shares; $8,832,984.00	20	$8,832,984.00[2]				X
NC		X	Common shares; $62,880.00	3	$62,880.00				X
ND									
OH		X	Common shares; $4,619,040.00	237	$4,619,040.00				X
OK									
OR									
PA		X	Common shares; $3,969,252.00	17	$3,969,252.00[3]				X
RI									
SC		X	Common shares; $73,920.00	4	$73,920.00				X
SD									
TN		X	Common shares; $19,680.00	2	$19,680.00				X
TX		X	Common shares; $2,787,120.00	7	$2,787,120.00				X
UT		X	Common shares; $720.00	1	$720.00				X
VT									
VA		X	Common shares; $68,760.00	3	$68,760.00				X
WA									
WV									
WI									
WY									
PR									

(2) 5,000 shares of beneficial interest were sold to a certain party at $11.16 for a total of $55,800.00.

(3) 69,400 shares of beneficial interest were sold to senior officers of Taberna Realty Finance Trust and certain other parties at $11.16 for a total of $774,504.00.

Form U-2 Uniform Consent to Service of Process

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned **Taberna Realty Finance Trust**, a real estate investment trust formed under the laws of the **State of Maryland**, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Raphael Licht
(Name)
1818 Market Street, 28th Street, Philadelphia, Pennsylvania 19103
(Address)

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

X AL	Secretary of State	X FL	Dept. of Banking and Finance
___AK	Commissioner Department of Community and Economic Development	X GA	Commissioner of Securities
___AZ	The Corporation Commission	___GUAM	Administrator, Department of Revenue and Taxation
___AR	Commissioner Securities Department	X HI	Commissioner of Securities
X CA	Commissioner of Corporations	___ID	Director of Department of Finance and his successors in office
X CO	Securities Commissioner	X IL	Secretary of State
X CT	Banking Commissioner	___IN	Secretary of State
___DE	Securities Commissioner	___IA	Commissioner of Insurance
___DC	Each member of Public Service Commission Or Commissioner's successor in office	___KS	Secretary of State

__KY 'Commissioner, Department of Financial Institutions

__LA Commissioner of Securities

__ME Securities Administrator

X_MD Securities Commissioner of the Division of Securities

X_MA Secretary of State

X_MI Commissioner, Office of Financial and Insurance Services

X_MN Commissioner of Commerce

X_MS Secretary of State

X_MO Securities Commissioner

__MT Securities Commissioner and his successors in office

__NE Director of Department of Banking and Finance

X_NV Administrator of the Securities Division of the Office of the Secretary of State

__NH Secretary of State

X_NJ Chief, Bureau of Securities in the Division of Consumer Affairs of the Department of Law and Public Safety

__NM Director, Securities Division of the Regulation and Licensing Department

X_NY Secretary of State

X_NC Secretary of State

__ND Securities Commissioner

X_OH Secretary of State

__OR Director, Department of Consumer and Business Services

__OK Securities Administrator

X_PA Pennsylvania does not require filing of a Consent to Service of Process

__PR Commissioner of Financial Institutions

__RI Director of Department of Business Regulation

X_SC Attorney General (ex officio Securities Commissioner)

__SD Director of the Division of Securities

X_TN Commissioner of Commerce and Insurance

X_TX Securities Commissioner

X_UT Director, Division of Securities

__VT Commissioner of Banking, Insurance, Securities, and Health Care Administration

X_VA Clerk, State Corporation Commission

__WA Director of the Department of Financial Institutions

__WV Commissioner (Auditor of State)

__WI Division of Securities, Department of Financial Institutions

__WY Secretary of State

Dated this 23rd day of August, 2005.
(SEAL)

By: Jack E. Salmon
Title: Executive Vice President, Chief Financial Officer & Treasurer

NYA 747339.1

CORPORATE ACKNOWLEDGMENT

State or Province of PA)
County of Philadelphia) ss.

On this 24th day of August, 2005 before me Donna Ferrante the undersigned officer, personally appeared Jack E. Salmon known personally to me to be the Executive Vice President, Chief Financial Officer & Treasurer of the above named real estate investment trust and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the real estate investment trust by himself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

Donna Ferrante

Notary Public/Commissioner of Oath

My Commission Expires

COMMONWEALTH OF PENNSYLVANIA
NOTARIAL SEAL
DONNA FERRANTE, Notary Public
City of Philadelphia, Phila. County
My Commission Expires May 23, 2009

(SEAL)

INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT

State or Province of ___________)
County of ___________________) ss.

On this ______day of ____________, 20_____, before me, _____________, the undersigned officer, personally appeared _________________________ to me personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

In WITNESS WHEREOF I have hereunto set my hand and official seal.

Notary Public/Commissioner of Oaths

My Commission Expires____________

(SEAL)